December 29, 2006

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Skyhawk Funds Trust File Nos. 333-137714 and 811-21957 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of Skyhawk Funds Trust (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.     The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Pre-Effective Amendment No. 1 to Form N-1A Registration Statement filed by the Trust on December 21, 2006, which became effective December 26, 2006. This is the most recent amendment to such registration statement.

        2.     The text of Pre-Effective Amendment No. 1 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on December 21, 2006.

Very truly yours,

SKYHAWK FUNDS TRUST

By: /s/ Eric F. Crigler Eric F. Crigler President